UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22570

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Shareholders.

2

Brookfield Investment Management
2014
SEMI-ANNUAL REPORT
June 30, 2014
Brookfield Global Listed Infrastructure Income Fund Inc.

IN PROFILE
Brookfield Asset Management Inc. is a global alternative asset manager with over $200 billion in assets under management as of June 30, 2014. Brookfield has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. The company offers a range of public and private investment products and services, which leverage its expertise and experience and provide it with a competitive advantage in the markets where it operates. On behalf of its clients, Brookfield is also an active investor in the public securities markets, where its experience extends over 30 years. Over this time, the company has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.
Brookfield’s public market activities are conducted by Brookfield Investment Management, a registered investment adviser. These activities complement Brookfield’s core competencies and include global listed real estate and infrastructure equities, corporate and securitized credit strategies. Headquartered in New York, NY, Brookfield Investment Management maintains offices and investment teams in Toronto, Chicago, Boston and London and has over $16 billion of assets under management as of June 30, 2014.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED
© Copyright 2014. Brookfield Investment Management Inc.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Stockholders

Dear Stockholders,
I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund″) for the six-month period ended June 30, 2014.
Following a mixed year of capital market performance during 2013, in which the positive catalyst of an improving economic environment benefited equity markets while concerns over rising interest rates challenged the fixed income market, the first few months of 2014 witnessed a shift in trend. Several competing factors impacted investor sentiment over the period, leading to alternating periods of optimism and doubt. The year began slowly, with extreme winter weather conditions in the U.S. weighing on the economy. However, these concerns began to subside in the second quarter and equity markets began to regain momentum, as economic data-points demonstrated signs of renewed strength. Accordingly, while the U.S. economy contracted by nearly 3% during the first quarter, investors remained focused on the forward outlook for growth.
Within this environment, the 10-year U.S. Treasury rate declined by 51 basis points (0.51)%, ending the period at 2.53%. Recent announcements and policy activity by central banks across the globe indicate that interest rates are likely to remain low in the near term, particularly as the global economic recovery gains traction. Accordingly, we expect the current low yield, low growth environment should continue to benefit income-producing asset classes, particularly those instruments which offer exposure to the broader economy as well as the potential for an attractive combination of yield, stability and growth.
The closed end fund industry has been, and continues to be, impacted by these macroeconomic conditions. We are pleased with the Fund’s net asset value performance and market price performance over the period and are hopeful that secondary market pricing will improve in the closed end fund market. If interest rates remain low in the near term we expect more buyers in the closed end fund market, which should have a positive impact on the Fund’s market price discount.
In addition to performance information, this report provides the Fund’s unaudited financial statements as of June 30, 2014.
We are saddened to report the passing of Rodman Drake. Our thoughts are with Rod’s family and we are very sorry for their loss. As Chairman of our Board, Rod led us for many years and we are extremely grateful for his guidance and support. Rod was a great leader and friend. He will be missed.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfieldim.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
2014 Semi-Annual Report1

Brookfield Global Listed Infrastructure Income Fund Inc.
Portfolio Characteristics  (Unaudited)
June 30, 2014

PORTFOLIO STATISTICS
Annualized distribution yield[1]	5.59%
Percentage of leveraged assets	23.76%

ASSET ALLOCATION BY GEOGRAPHY
United States	52.0%
Italy	13.0%
Australia	11.9%
Canada	11.6%
France	10.3%
United Kingdom	4.9%
Brazil	4.7%
Spain	3.6%
Switzerland	2.3%
Mexico	0.8%
Liabilities in Excess of Other Assets	(15.1)%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Pipelines	29.9%
Midstream	20.4%
Other	15.3%
Electric Utilities & Generation	12.4%
Toll Roads	9.7%
Electricity Transmission & Distribution	7.5%
Communications	6.8%
Airports	6.6%
Rail	4.0%
Water	1.4%
Diversified	1.1%
Liabilities in Excess of Other Assets	(15.1)%
Total	100.0%

TOP TEN HOLDINGS
Snam Rete Gas SpA	7.3%
GDF Suez	6.3%
Spark Infrastructure Group	5.5%
Emerge Energy Services LP	5.3%
The Williams Companies, Inc.	5.0%
Sydney Airport	4.3%
American Tower Corp.	4.0%
Union Pacific Corp.	4.0%
Ferrovial SA	3.6%
Enbridge Energy Management LLC	3.5%

1 Dividends may include net investment income, capital gains and/or return of capital. The distribution yield referenced above is calculated as the annualized amount of the most recent monthly distribution declared divided by June 30, 2014 stock price.
2Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Income Fund Inc.
Schedule of Investments (Unaudited)
June 30, 2014

	Shares	Value
COMMON STOCKS – 114.1%
AUSTRALIA – 10.9%
Airports – 4.3%
Sydney Airport [1]	3,066,800	$ 12,202,307
Diversified – 1.1%
DUET Group	1,426,900	3,252,611
Electricity Transmission & Distribution – 5.5%
Spark Infrastructure Group [1]	9,091,900	15,888,363
Total AUSTRALIA		31,343,281
BRAZIL – 4.7%
Electric Utilities & Generation – 0.6%
Tractebel Energia SA	117,400	1,763,524
Electricity Transmission & Distribution – 2.0%
Alupar Investimento SA [2]	770,800	5,675,907
Toll Roads – 2.1%
CCR SA	737,800	6,027,286
Total BRAZIL		13,466,717
CANADA – 11.6%
Midstream – 5.0%
Gibson Energy, Inc.	99,900	3,186,914
Gibson Energy, Inc. [3]	202,600	6,463,150
Keyera Corp. [1]	63,500	4,678,070
Total Midstream		14,328,134
Pipelines – 6.6%
Enbridge, Inc. [1]	135,000	6,408,450
Pembina Pipeline Corp. [1]	177,300	7,628,361
TransCanada Corp. [1]	108,150	5,160,918
Total Pipelines		19,197,729
Total CANADA		33,525,863
FRANCE – 10.3%
Communications – 2.8%
Eutelsat Communications SA	230,800	8,020,232
Electric Utilities & Generation – 6.3%
GDF Suez [1]	664,100	18,296,992
Toll Roads – 1.2%
Vinci SA	45,900	3,431,428
Total FRANCE		29,748,652
ITALY – 13.0%
Electric Utilities & Generation – 2.9%
Acea SpA	570,900	8,368,007
Pipelines – 7.3%
Snam Rete Gas SpA [1]	3,489,000	21,013,994
Toll Roads – 2.8%
Atlantia SpA	285,400	8,130,466
Total ITALY		37,512,467

See Notes to Financial Statements.
2014 Semi-Annual Report3

Brookfield Global Listed Infrastructure Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
MEXICO – 0.8%
Pipelines – 0.8%
Infraestructura Energetica Nova SAB de CV	380,300	$ 2,110,033
Total MEXICO		2,110,033
SPAIN – 3.6%
Toll Roads – 3.6%
Ferrovial SA [1]	465,600	10,374,011
Total SPAIN		10,374,011
SWITZERLAND – 2.3%
Airports – 2.3%
Flughafen Zuerich AG	10,700	6,573,525
Total SWITZERLAND		6,573,525
UNITED KINGDOM – 4.9%
Electric Utilities & Generation – 2.6%
Infinis Energy PLC [2]	1,900,000	7,475,527
Other – 0.9%
Royal Mail PLC	320,500	2,735,113
Water – 1.4%
United Utilities Group PLC [1]	265,150	4,001,130
Total UNITED KINGDOM		14,211,770
UNITED STATES – 52.0%
Communications – 4.0%
American Tower Corp. [1]	128,900	11,598,422
Midstream – 15.4%
Atlas Pipeline Partners LP	206,400	7,100,160
Crestwood Equity Partners LP [1]	273,000	4,059,510
Enable Midstream Partners LP	252,500	6,612,975
EQT Midstream Partners LP	86,500	8,368,010
Marlin Midstream Partners, LP	100,000	2,039,000
QEP Midstream Partners LP	66,700	1,717,525
The Williams Companies, Inc. [1]	249,900	14,546,679
Total Midstream		44,443,859
Other – 14.4%
CorEnergy Infrastructure Trust [1]	412,900	3,059,589
Emerge Energy Services LP [1]	144,200	15,256,360
EV Energy Partners LP [1]	135,100	5,352,662
Exterran Partners LP	332,300	9,397,444
Teekay Corp. [1]	133,592	8,316,102
Total Other		41,382,157
Pipelines – 14.2%
Enbridge Energy Management LLC [1,2]	289,156	10,192,765
Energy Transfer Equity LP	99,000	5,835,060
Energy Transfer Partners LP [1]	112,400	6,515,828
Plains All American Pipeline LP [1]	77,563	4,657,658
Sempra Energy [1]	63,900	6,690,969

See Notes to Financial Statements.
4Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2014

	Shares	Value
COMMON STOCKS (continued)
Spectra Energy Corp. [1]	166,000	$ 7,051,680
Total Pipelines		40,943,960
Rail – 4.0%
Union Pacific Corp. [1]	116,200	11,590,950
Total UNITED STATES		149,959,348
Total COMMON STOCKS (Cost $239,742,701)		328,825,667

	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BOND – 1.0%
AUSTRALIA – 1.0%
Pipelines – 1.0%
APT Pipelines, Ltd. [4]	8.01%	09/30/72	AUD 2,919	$ 2,955,086
Total CORPORATE BOND (Cost $3,062,648)				2,955,086
Total Investments – 115.1% (Cost $242,805,349)				331,780,753
Liabilities in Excess of Other Assets – (15.1)%				(43,438,448)
TOTAL NET ASSETS – 100.0%				$288,342,305

AUD	— Australian Dollar

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— All or a portion of this security is pledged as collateral for credit facility.
2	— Non-income producing security.
3	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the total value of all such securities was $6,463,150 or 2.2% of net assets.
4	— Variable rate security – Interest rate shown is the rate in effect as of June 30, 2014.

See Notes to Financial Statements.
2014 Semi-Annual Report5

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Statement of Assets and Liabilities (Unaudited)
June 30, 2014

Assets:
Investments in securities, at value (Note 2)	$331,780,753
Cash	45,891,891
Interest and dividends receivable	1,123,730
Prepaid expenses	17,019
Total assets	378,813,393
Liabilities:
Payable for credit facility (Note 6)	90,000,000
Investment advisory fee payable	304,749
Administration fee payable	45,712
Payable for credit facility interest	9,341
Directors' fee payable	4,711
Accrued expenses	106,575
Total liabilities	90,471,088
Net Assets	$288,342,305
Composition of Net Assets:
Capital stock, at par value ($0.001 par value, 1,000,000,000 shares authorized)	$ 10,345
Additional paid-in capital	193,467,156
Distributions in excess of net investment income	(7,887,346)
Accumulated net realized gain on investments, foreign currency and foreign currency transactions	13,769,003
Net unrealized appreciation on investments and foreign currency translations	88,983,147
Net assets applicable to capital stock outstanding	$288,342,305
Total investments at cost	$242,805,349
Shares Outstanding and Net Asset Value Per Share:
Shares outstanding	10,345,240
Net asset value per share	$ 27.87

See Notes to Financial Statements.
6Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2014

Investment Income:
Dividends	$ 4,899,454
Interest	94,072
Foreign withholding tax	(427,288)
Total investment income	4,566,238
Expenses:
Investment advisory fees (Note 3)	1,666,159
Administration fees (Note 3)	249,924
Legal fees	40,393
Fund accounting servicing fees	38,865
Directors' fees	33,461
Custodian fees	32,141
Audit and tax services	28,764
Reports to stockholders	14,524
Insurance	12,945
Registration fees	12,416
Transfer agent fees	8,379
Miscellaneous	5,025
Total expenses before interest expense	2,142,996
Interest expense on credit facility (Note 6)	413,520
Total expenses	2,556,516
Net investment income	2,009,722
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,756,157
Foreign currency and foreign currency transactions	9,817
Net realized gain	13,765,974
Net change in unrealized appreciation (depreciation) on:
Investments	48,367,580
Foreign currency translations	(957)
Net change in unrealized appreciation	48,366,623
Net realized and unrealized gain	62,132,597
Net increase in net assets resulting from operations	$64,142,319

See Notes to Financial Statements.
2014 Semi-Annual Report7

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase in Net Assets Resulting from Operations:
Net investment income	$ 2,009,722	$ 5,732,913
Net realized gain on investments, written option contracts, foreign currency and foreign currency transactions	13,765,974	13,572,186
Net change in unrealized appreciation on investments, written option contracts, foreign currency and foreign currency translation	48,366,623	20,055,242
Net increase in net assets resulting from operations	64,142,319	39,360,341
Distributions to Stockholders:
Net investment income	(7,243,737)	(11,499,254)
Net realized gains	—	(9,841,427)
Total distributions	(7,243,737)	(21,340,681)
Capital Stock Transactions:
Proceeds from rights offering, net of offering costs	255,775*	47,286,900
Net increase in net assets from capital stock transactions	255,775	47,286,900
Total increase in net assets	57,154,357	65,306,560
Net Assets:
Beginning of period	231,187,948	165,881,388
End of period	$288,342,305	$231,187,948
Distributions in excess of net investment income	$ (7,887,346)	$ (2,653,331)

Share Transactions
Shares issued or sold as a result of rights offering	—	2,590,000

*	This amount represents an adjustment to paid-in capital in connection with the rights offering.

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Statement of Cash Flows (Unaudited)
For the Six Months Ended June 30, 2014

Increase (Decrease) in Cash:
Cash flows used for operating activities:
Net increase in net assets resulting from operations	$ 64,142,319
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of portfolio investments	(21,424,283)
Proceeds from disposition of portfolio investments	46,118,715
Return of capital distributions from portfolio investments	1,755,410
Decrease in interest and dividends receivable	297,682
Decrease in prepaid expenses	361
Increase in payable for credit facility interest	4,745
Decrease in payable for investments purchased	(1,064,821)
Decrease in accrued expenses due to rights offering	(204,626)
Increase in investment advisory fee payable	50,429
Increase in administration fee payable	7,564
Increase in directors' fee payable	961
Decrease in accrued expenses	(37,084)
Net amortization on investments	697
Net change in unrealized appreciation on investments	(48,367,580)
Net realized gain on investments	(13,756,157)
Net cash used for operating activities	27,524,332
Cash flows provided by financing activities:
Net cash provided by credit facility	10,000,000
Net cash provided by rights offering	255,775
Distributions paid to stockholders	(7,243,737)
Net cash provided by financing activities	3,012,038
Net increase in cash	30,536,370
Cash at the beginning of period	15,355,521
Cash at the end of period	$ 45,891,891
Supplemental Disclosure of Cash Flow Information:
Interest payments for the period ended June 30, 2014 totaled $408,775.

See Notes to Financial Statements.
2014 Semi-Annual Report9

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Financial Highlights

	For the Six Months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the year ended December 31, 2012	Period from August 26, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$ 22.35	$ 21.39	$ 20.12	$ 19.10[2]
Net investment income[3]	0.19	0.69	0.65	0.18
Net realized and unrealized gain on investment transactions	6.03	3.71	2.02	1.19
Net increase in net asset value resulting from operations	6.22	4.40	2.67	1.37
Distributions from net investment income	(0.70)	(1.40)	(0.48)	(0.09)
Distributions from net realized gains	—	(0.95)	(0.89)	—
Return of capital distributions	—	—	(0.03)	(0.26)
Total distributions paid	(0.70)	(2.35)	(1.40)	(0.35)
Change due to rights offering[4]	—	(1.09)	—	—
Net asset value, end of period	$ 27.87	$ 22.35	$ 21.39	$ 20.12
Market price, end of period	$ 25.06	$ 19.77	$ 20.15	$ 17.61
Total Investment Return†	30.86% [5]	9.76%	23.06%	(10.16)% [5]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$288,342	$231,188	$165,881	$156,065
Operating expenses excluding interest expense	1.71% [6]	1.69%	1.83%	2.14% [6]
Interest expense	0.33% [6]	0.32%	0.42%	0.47% [6]
Total expenses	2.04% [6]	2.01%	2.25%	2.61% [6]
Net investment income	1.60% [6]	3.00%	3.12%	2.81% [6]
Portfolio turnover rate	7% [5]	57%	76%	30% [5]
Credit facility, end of period (000s)	$ 90,000	$ 80,000	$ 53,000	$ 53,000
Asset Coverage per $1,000 unit of senior indebtedness[7]	$ 4,204	$ 3,890	$ 4,130	$3,945

†	Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effect of broker commissions. Distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
[1]	Commencement of operations.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial public offering price of $20.00 per share.
[3]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[4]	Effective as of the close of business on September 19, 2013, the Fund issued transferrable rights to its stockholders to subscribe for up to 2,590,000 shares of common stock at a rate of one share for every 3 rights held. The subscription price was initially set at 90% of the average closing price for the last 5 trading days of the offering period. However as the subscription price was less than 80% of the Net Asset Value ("NAV") of the Fund's common shares at the close of trading on the New York Stock Exchange ("NYSE") on the expiration date, the subscription price was 80% of the Fund's NAV at the close of trading on that day. The shares were subscribed at a price of $19.29 which was less than the October 18, 2013 NAV of $24.11 thus creating a dilutive effect on the NAV.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited)
June 30, 2014

1.Organization
Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on June 8, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which invests primarily in publicly traded infrastructure companies. The Fund commenced operations on August 26, 2011.
Brookfield Investment Management Inc. (“BIM” or “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Fund.
The investment objective of the Fund is to provide a high level of total return, with an emphasis on income. The investment objective is not fundamental and may be changed by the Board of Directors (the “Board”) without stockholder approval, upon not less than 60 days prior written notice to stockholders. No assurance can be given that the Fund’s investment objective will be achieved.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
Fair valuation procedures may be used to value a portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
2014 Semi-Annual Report11

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund’s Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of June 30, 2014, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 31,343,281	$ —	$ 31,343,281
Brazil	13,466,717	—	—	13,466,717
Canada	33,525,862	—	—	33,525,862
France	—	29,748,652	—	29,748,652
Italy	—	37,512,467	—	37,512,467
Mexico	2,110,033	—	—	2,110,033
Spain	—	10,374,011	—	10,374,011
Switzerland	—	6,573,526	—	6,573,526
United Kingdom	7,475,527	6,736,243	—	14,211,770
United States	149,959,348	—	—	149,959,348
Total Common Stocks	206,537,487	122,288,180	—	328,825,667
Corporate Bond:
Australia	—	2,955,086	—	2,955,086
Total	$ 206,537,487	$ 125,243,266	$ —	$ 331,780,753
For further information regarding security characteristics, see the Schedule of Investments.
The fair value of the Fund’s credit facility, which qualifies as a financial instrument under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented in the Statement of Assets and Liabilities. As of June 30, 2014, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.
Level 2 common stocks are fair valued as a result of market movements following the close of trading. During the six months ended June 30, 2014 there were transfers from Level 1 to Level 2 of $7,790,810. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
During the six months ended June 30, 2014, the Fund did not invest in any Level 3 securities.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.
2014 Semi-Annual Report13

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Fund does not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Taxes: The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2014, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2014, open taxable years consisted of the taxable period August 26, 2011 (commencement of operations) to December 31, 2011 and the taxable years ended December 31, 2012 through December 31, 2013. No examination of the Fund’s tax returns is currently in progress.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative net assets.
Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statements of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.
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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

3.Investment Advisory Agreement and Transactions with Related Parties
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (plus the amount of borrowing for investment purposes) (“Managed Assets”). Pursuant to the Advisory Agreement, the Adviser may delegate any or all of its responsibilities to one or more investment sub-advisers, which may be affiliates of the Adviser, subject to the approval of the Board and stockholders of the Fund.
The Fund has entered into an Administration Agreement with the Adviser. The Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund shall pay to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average daily Managed Assets. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.
4.Purchases and Sales of Investments
For the six months ended June 30, 2014, purchases and sales of investments, excluding short-term securities, the credit facility and U.S. Government securities were $21,424,283 and $46,118,715, respectively.
5.Option Contracts
The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market to hedge the value of the Fund’s portfolio or as a means of achieving additional return.
A call option is a contract that gives the holder of the option the right to buy from the writer of the option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.
A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller of the put option the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.
A call option is “covered” if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other instruments held in its portfolio. A call option is also covered if the Fund holds a call option on the same instrument as the call option written where the exercise price of the call option held is (i) equal to or less than the exercise price of the call option written or (ii) greater than the exercise price of the call option written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade short-term obligations in a segregated account with its custodian. A call option is “uncovered” if the underlying security covered by the call is not held by the Fund. A put option is “covered” if the Fund maintains cash or other liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put option on the same instrument as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written.
2014 Semi-Annual Report15

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

If the Fund has written an option, it may close out its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.
The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option, or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option, or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option. Gains and losses on investments in options depend, in part, on the ability of the Adviser to correctly predict the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.
As of June 30, 2014, there were no options outstanding.
6.Borrowings
Credit facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.70% on the line of credit that is unused. For the six months ended June 30, 2014, the average interest rate paid on the line of credit was 0.93% of the average total line of credit amount available to the Fund.
Total line of credit amount available	$90,000,000
Line of credit outstanding at June 30, 2014	90,000,000
Line of credit amount unused at June 30, 2014	—
Average balance outstanding during the period	82,983,425
Interest expense incurred on line of credit during the period	413,520
7.Capital Stock
The Fund’s authorized stock consists of 1,000,000,000 shares of stock, par value $0.001 per share. The Fund’s Board is authorized to classify and reclassify any unissued shares of capital stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. The Board, without any action by the stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue.
The common shares have no preemptive, conversion, exchange or redemption rights. All shares of the Fund’s common stock have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.
The Fund issued to its stockholders of record as of the close of business on September 19, 2013, transferrable rights to subscribe for up to an aggregate of 2,590,000 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held. The issue was fully subscribed at the subscription price of $19.29. Total
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BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

offering costs were $498,131. Additionally, $1,869,620 of brokerage and dealer-management commissions were charged directly against the proceeds of the rights offering. The Fund increased its capital by $47,286,900.
8.Federal Income Tax Information
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.
The tax character of distributions for the six months ended June 30, 2014 is expected to be from ordinary income but will be determined at the end of the Fund's current year.
The tax character of the distributions paid for the year ended December 31, 2013 was as follows:
Ordinary income (including short-term capital gains)	$13,719,342
Long-term capital gains	7,621,339
Total distributions	$21,340,681
A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
At , the Fund’s most recently completed tax year-end, the components of distributable earnings on a tax basis were as follows:
Undistributed Long-term capital gains	$ 158,004
Other accumulated losses	(2,193,586)
Tax basis unrealized appreciation	39,993,104
Total tax basis accumulated gains	$ 37,957,522
As of December 31, 2013, the Fund had no capital loss carryforwards.
Federal Income Tax Basis: The federal income tax basis of the Fund's investments, not including foreign currency translations at June 30, 2014 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$242,805,349	$95,254,887	$(6,279,483)	$88,975,404
Capital Account Reclassifications: Because Federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales and return of capital. Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or net asset value per share.
At December 31, 2013, the Fund’s most recently completed tax year-end, the Fund’s components of net assets were increased or (decreased) by the amounts shown in the table below.
Additional Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
$14,511	$3,987,041	$(4,001,552)
2014 Semi-Annual Report17

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2014

9.Indemnification
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.
10.New Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.
11.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
Dividends: The Fund’s Board declared the following monthly dividends:
Dividend Per Share	Record Date	Payable Date
$0.1167	July 24, 2014	July 31, 2014
$0.1167	August 14, 2014	August 28, 2014
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.
18Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Compliance Certification  (Unaudited)
June 30, 2014

On May 20, 2014, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.
2014 Semi-Annual Report19

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Proxy Results  (Unaudited)
June 30, 2014

The stockholders of the Brookfield Global Listed Infrastructure Income Fund Inc. voted on the following proposals at a stockholder meeting on May 20, 2014. The description of the proposal and number of shares voted are as follows:
		Shares Voted For	Shares Voted Against	Shares Voted Abstain
1	To elect to the Fund's Board of Directors Louis P. Salvatore	8,439,210	116,709	—
2	To elect to the Fund's Board of Directors Jonathan C. Tyras	8,449,097	106,822	—
20Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Board Considerations Relating to the Investment Advisory Agreement  (Unaudited)
June 30, 2014

At a meeting held on May 20, 2014, the Board, including a majority of the Independent Directors, considered and approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Brookfield Investment Management Inc. (the "Adviser") and the Fund. In approving the Advisory Agreement, the Board, including a majority of the Independent Directors, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board of Directors considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision
NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by the Adviser: 1) comparing the performance of the Fund with a peer group, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser's and the Fund's codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Fund, and its current experience in acting as investment adviser to other investment funds and institutional clients.
INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to a presentation that compared the Fund’s performance with its peer universe and its Morningstar category peers for the 1 year and year-to-date periods ending April 30, 2014. The Board noted that the Fund performed below the median for the 1 year period and above the median of both its Morningstar category peers and its peer universe for the year-to-date period. Based on the Adviser’s explanation of the current market, the Board concluded that the Fund's performance was satisfactory.
PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Adviser from the Fund was reasonable.
MANAGEMENT FEES AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of the Fund’s expenses. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data that it had been provided. The Board noted that the Fund’s total expenses and the Fund’s total advisory and administrative fee were higher than the median of both its Morningstar category peers and its peer universe. The Board also noted that the fees and expenses payable by the Fund were comparable to those payable by other client accounts managed by the Adviser and concluded that the Fund's management fee and total expenses were reasonable.
ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Fund grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Fund, but noted that, as a
2014 Semi-Annual Report21

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Board Considerations Relating to the Investment Advisory Agreement  (Unaudited) (continued)
June 30, 2014

closed-end fund, the Fund was unlikely to grow significantly.
In considering the approval of the Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Independent Directors, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; performance of the Fund is satisfactory; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.
After carefully reviewing all of these factors, the Board, including the Independent Directors, approved the continuation of the Advisory Agreement.
22Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Dividend Reinvestment Plan  (Unaudited)

The Fund has adopted a Dividend Reinvestment Plan (the “Plan’’) that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, U.S. Bancorp Fund Services, LLC (“USBFS”), in additional shares of common stock. If you elect to receive distributions in cash, you will receive them paid by check mailed directly to you by the Plan Administrator.
No action is required on the part of a stockholder to have their cash distribution reinvested in shares of the Fund’s common stock. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of common stock you will receive will be determined as follows:
(1) The number of shares to be issued to a stockholder shall be based on share price equal to 95% of the closing price of the Fund’s common stock on the distribution payment date.
(2) The Board of Directors may, in its sole discretion, instruct the Fund to purchase shares of its common stock in the open market in connection with the implementation of the Plan as follows: if the Fund’s common stock is trading below net asset value at the time of valuation, upon notice from the Fund, the Plan Administrator will receive the distribution in cash and will purchase common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts, except that the Plan Administrator will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. Provided the Plan Administrator can terminate purchases on the open market, the remaining shares will be issued by the Fund at a price equal to the greater of (i) the net asset value at the time of valuation or (ii) 95% of the then-current market price. It is possible that the average purchase price per share paid by the Plan Administrator may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid entirely in common stock issued by the Fund.
You may withdraw from the Plan at any time by giving written notice to the Plan Administrator, or by telephone in accordance with such reasonable requirements as the Fund and the Plan Administrator may agree upon. Such withdrawal will be effective the next business day. If you withdraw or the Plan is terminated, the Plan Administrator will sell your shares and send you the proceeds, minus brokerage commissions.
The Plan Administrator maintains all common stockholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common stock in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator, or the Fund’s appointed agent, will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all common stock you have received under the Plan. There is no brokerage charge for reinvestment of your distributions in common stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Administrator when it makes open market purchases.
Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.
If you hold common stock with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.
The Plan Administrator’s fees under the Plan will be borne by the Fund. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Directors the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the Commission or any other regulatory authority, require the Fund to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin 53202.
2014 Semi-Annual Report23

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
24Brookfield Investment Management Inc.

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Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfieldim.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-282-0429
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1700 Market Street
Philadelphia, Pennsylvania 19103
Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022
Custodian
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Directors of the Fund
Louis P. Salvatore	Audit Committee Chairman
Edward A. Kuczmarski	Chairman
Stuart A. McFarland	Director
Heather S. Goldman	Director (Interested)
Jonathan C. Tyras	Director (Interested)

Officers of the Fund
Brian F. Hurley	President
Craig Noble, CFA	Vice President
Angela W. Ghantous	Treasurer
Alexis I. Reiger	Secretary
Seth A. Gelman	Chief Compliance Officer
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

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Item 11.	Controls and Procedures.

(a)    The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)    As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable .

    (2)  A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

    (3)  None.

(b)    A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  September 5, 2014

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  September 5, 2014

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